UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22049

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

International Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 38.6%

Security		Principal Amount (000’s omitted)	Value

Australia — 0.0%(1)
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152	$157,804

Total Australia			$157,804

Bangladesh — 0.2%
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	$1,821,672

Total Bangladesh			$1,821,672

Bosnia and Herzegovina — 0.6%
Republic of Srpska, 1.50%, 6/30/23	BAM	2,174	$948,405
Republic of Srpska, 1.50%, 10/30/23	BAM	3,225	1,360,479
Republic of Srpska, 1.50%, 12/15/23	BAM	812	333,338
Republic of Srpska, 1.50%, 6/15/24	BAM	170	69,252
Republic of Srpska, 1.50%, 5/31/25	BAM	4,621	1,729,873
Republic of Srpska, 1.50%, 6/9/25	BAM	206	76,095
Republic of Srpska, 1.50%, 12/24/25	BAM	2,085	766,191

Total Bosnia and Herzegovina			$5,283,633

Brazil — 0.7%
Nota do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	11,846	$6,287,661

Total Brazil			$6,287,661

Canada — 3.3%
Canada Housing Trust, 2.20%, 3/15/14(3)	CAD	5,655	$5,669,763
Canada Housing Trust, 2.75%, 12/15/14(3)	CAD	5,625	5,737,841
Canada Housing Trust, 3.60%, 6/15/13(3)	CAD	18,701	18,620,623
Canada Housing Trust, 3.75%, 3/15/20(3)	CAD	665	743,946
Canada Housing Trust, 4.10%, 12/15/18(3)	CAD	475	534,190

Total Canada			$31,306,363

Chile — 1.7%
Government of Chile, 6.00%, 7/1/14	CLP	4,265,000	$9,148,083
Government of Chile, 6.00%, 1/1/15	CLP	3,270,000	7,041,326

Total Chile			$16,189,409

Colombia — 3.6%
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	19,100,000	$11,441,675
Titulos De Tesoreria B, 9.25%, 5/14/14	COP	28,000,000	16,256,120
Titulos De Tesoreria B, 13.50%, 9/12/14	COP	10,000,000	6,181,082

Total Colombia			$33,878,877

Security		Principal Amount (000’s omitted)	Value

Costa Rica — 0.1%
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	500,028	$845,089
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	277,189	538,089

Total Costa Rica			$1,383,178

Denmark — 0.2%
Kingdom of Denmark, 5.00%, 11/15/13	DKK	10,898	$1,977,776

Total Denmark			$1,977,776

Georgia — 2.5%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	7,200	$4,440,790
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	15,576	9,634,124
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	330,408
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	2,530	1,573,021
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	400	248,117
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	328,198
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	349,812
Georgia Treasury Bond, 11.70%, 7/7/13	GEL	968	593,558
Georgia Treasury Bond, 11.90%, 6/9/13	GEL	2,938	1,792,393
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	500	305,500
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	3,222	2,095,773
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500	344,943
Georgia Treasury Bond, 13.00%, 3/15/14	GEL	2,500	1,615,213

Total Georgia			$23,651,850

Ghana — 0.6%
Ghana Government Bond, 21.00%, 10/26/15	GHS	5,327	$2,880,354
Ghana Government Bond, 23.00%, 8/21/17	GHS	2,000	1,170,119
Ghana Government Bond, 26.00%, 6/5/17	GHS	2,600	1,626,234

Total Ghana			$5,676,707

Jordan — 2.1%
Jordan Government Bond, 6.174%, 1/8/14	JOD	2,500	$3,568,868
Jordan Government Bond, 6.422%, 2/8/14	JOD	1,500	2,146,648
Jordan Government Bond, 7.078%, 7/18/14	JOD	2,500	3,609,620
Jordan Government Bond, 7.77%, 7/4/15	JOD	2,000	2,915,842
Jordan Government Bond, 7.792%, 7/11/15	JOD	3,000	4,375,091
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,500	3,660,313

Total Jordan			$20,276,382

Mexico — 1.0%
Mexican Bonos, 8.00%, 12/19/13	MXN	42,279	$3,574,893
Mexican Bonos, 9.00%, 6/20/13	MXN	70,816	5,877,315

Total Mexico			$9,452,208

14	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Peru — 4.3%
Republic of Peru, 4.40%, 9/12/13	PEN	66,000	$25,361,181
Republic of Peru, 9.91%, 5/5/15	PEN	31,641	13,835,605
Republic of Peru, 9.91%, 5/5/15(4)	PEN	3,174	1,387,889

Total Peru			$40,584,675

Philippines — 0.3%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000	$2,910,218

Total Philippines			$2,910,218

Romania — 3.2%
Romania Government Bond, 5.75%, 1/27/16	RON	18,290	$5,712,979
Romania Government Bond, 5.80%, 10/26/15	RON	52,180	16,246,159
Romania Government Bond, 5.85%, 7/28/14	RON	15,270	4,712,854
Romania Government Bond, 11.00%, 3/5/14	RON	11,720	3,757,816

Total Romania			$30,429,808

Russia — 3.0%
Russia Government Bond, 7.10%, 3/13/14	RUB	876,988	$28,530,781

Total Russia			$28,530,781

Serbia — 2.0%
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	329,070	$3,855,365
Serbia Treasury Bill, 0.00%, 1/23/14	RSD	289,750	3,227,116
Serbia Treasury Bill, 0.00%, 5/22/14	RSD	146,750	1,587,450
Serbia Treasury Bond, 10.00%, 1/10/15	RSD	153,020	1,825,773
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	56,710	675,314
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	300,080	3,555,564
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	283,030	3,338,140
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	96,530	1,137,121

Total Serbia			$19,201,843

Sri Lanka — 1.9%
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	820,000	$5,789,083
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	950,720	6,675,307
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	840,350	5,703,349

Total Sri Lanka			$18,167,739

Sweden — 0.1%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510	$947,529
Government of Sweden, 6.75%, 5/5/14	SEK	395	64,516

Total Sweden			$1,012,045

Security		Principal Amount (000’s omitted)	Value

Turkey — 3.4%
Turkey Government Bond, 0.00%, 7/17/13	TRY	15,708	$8,686,791
Turkey Government Bond, 0.00%, 9/11/13	TRY	43,379	23,822,633

Total Turkey			$32,509,424

Uruguay — 1.5%
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	47,300	$2,426,346
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	3,765	195,580
Monetary Regulation Bill, 0.00%, 3/26/15(2)	UYU	35,266	1,795,397
Republic of Uruguay, 4.375%, 12/15/28(2)	UYU	7,323	494,277
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(2)	UYU	15,321	829,587
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(2)	UYU	47,244	2,604,893
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(2)	UYU	88,288	4,940,895
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	25,036	1,338,792

Total Uruguay			$14,625,767

Vietnam — 2.3%
Vietnam Government Bond, 8.80%, 6/15/14	VND	55,000,000	$2,682,673
Vietnam Government Bond, 11.00%, 4/15/14	VND	53,000,000	2,627,110
Vietnam Government Bond, 11.25%, 5/13/13	VND	46,250,000	2,211,965
Vietnam Government Bond, 11.59%, 2/20/14	VND	150,852,100	7,463,950
Vietnam Government Bond, 12.10%, 1/16/15	VND	80,000,000	4,122,832
Vietnam Government Bond, 12.34%, 7/25/14	VND	60,519,000	3,066,942

Total Vietnam			$22,175,472

Total Foreign Government Bonds (identified cost $363,571,261)			$367,491,292

Collateralized Mortgage Obligations — 0.1%

Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$321,598	$362,549
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.55%, 8/25/39(5)		826,605	947,461

Total Collateralized Mortgage Obligations (identified cost $1,191,688)			$1,310,010

15	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Mortgage Pass-Throughs — 1.1%

Security		Principal Amount	Value

Federal National Mortgage Association:
2.212%, with maturity at 2035(6)		$1,308,051	$1,373,965
4.075%, with maturity at 2035(6)		1,187,838	1,307,021
6.50%, with various maturities to 2036		2,299,703	2,672,701
7.00%, with maturity at 2033		822,528	963,333
7.50%, with maturity at 2035		468,426	565,739
8.50%, with maturity at 2032		415,491	511,908

			$7,394,667

Government National Mortgage Association:
7.00%, with maturity at 2035		$1,186,292	$1,436,601
8.00%, with maturity at 2016		267,505	283,053
9.00%, with various maturities to 2024		787,192	933,372

			$2,653,026

Total Mortgage Pass-Throughs (identified cost $9,295,378)			$10,047,693

Precious Metals — 5.1%

Description		Troy Ounces	Value
Gold(7)		20,750	$30,627,353
Platinum(7)		11,952	17,990,229

Total Precious Metals (identified cost $52,629,762)			$48,617,582

Short-Term Investments — 55.5%

Foreign Government Securities — 31.1%
Security		Principal Amount (000’s omitted)	Value

Croatia — 0.5%
Republic of Croatia Ministry of Finance, 0.00%, 5/9/13	HRK	28,000	$4,862,138

Total Croatia			$4,862,138

Georgia — 0.5%
Bank of Georgia Promissory Note, 1.50%, 12/20/13	AZN	1,503	$1,904,371
Georgia Treasury Bill, 0.00%, 7/18/13	GEL	1,936	1,160,787
Georgia Treasury Bill, 0.00%, 1/16/14	GEL	3,000	1,754,131

Total Georgia			$4,819,289

Israel — 0.5%
Israel Treasury Bill, 0.00%, 6/5/13	ILS	16,342	$4,550,590

Total Israel			$4,550,590

Security		Principal Amount (000’s omitted)	Value

Kenya — 0.8%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	367,500	$3,922,342
Kenya Treasury Bill, 0.00%, 4/21/14	KES	365,000	3,887,416

Total Kenya			$7,809,758

Lebanon — 0.9%
Lebanon Treasury Bill, 0.00%, 5/16/13	LBP	2,050,000	$1,361,252
Lebanon Treasury Bill, 0.00%, 7/11/13	LBP	3,069,170	2,024,443
Lebanon Treasury Bill, 0.00%, 8/15/13	LBP	4,094,600	2,689,510
Lebanon Treasury Bill, 0.00%, 2/20/14	LBP	4,514,930	2,881,458

Total Lebanon			$8,956,663

Malaysia — 4.5%
Bank Negara Monetary Note, 0.00%, 5/2/13	MYR	17,725	$5,825,353
Bank Negara Monetary Note, 0.00%, 5/7/13	MYR	12,120	3,982,008
Bank Negara Monetary Note, 0.00%, 6/6/13	MYR	7,093	2,324,919
Bank Negara Monetary Note, 0.00%, 7/9/13	MYR	28,150	9,202,613
Bank Negara Monetary Note, 0.00%, 7/16/13	MYR	23,515	7,683,204
Bank Negara Monetary Note, 0.00%, 10/22/13	MYR	7,528	2,440,923
Bank Negara Monetary Note, 0.00%, 11/12/13	MYR	10,924	3,536,628
Bank Negara Monetary Note, 0.00%, 11/19/13	MYR	24,629	7,969,192

Total Malaysia			$42,964,840

Mauritius — 0.1%
Mauritius Treasury Bill, 0.00%, 4/25/14	MUR	37,100	$1,166,995

Total Mauritius			$1,166,995

Mexico — 3.1%
Mexico Cetes, 0.00%, 5/30/13	MXN	42,200	$3,465,705
Mexico Cetes, 0.00%, 6/13/13	MXN	72,630	5,956,147
Mexico Cetes, 0.00%, 9/19/13	MXN	243,962	19,796,860

Total Mexico			$29,218,712

Nigeria — 3.8%
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	437,370	$2,762,043
Nigeria Treasury Bill, 0.00%, 5/16/13	NGN	278,300	1,752,490
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	285,000	1,791,829
Nigeria Treasury Bill, 0.00%, 6/6/13	NGN	1,760,582	11,019,561
Nigeria Treasury Bill, 0.00%, 8/22/13	NGN	161,925	986,434
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	122,393	732,935
Nigeria Treasury Bill, 0.00%, 12/5/13	NGN	864,580	5,084,919
Nigeria Treasury Bill, 0.00%, 1/23/14	NGN	880,900	5,102,729
Nigeria Treasury Bill, 1.00%, 10/24/13	NGN	1,078,598	6,429,595

Total Nigeria			$35,662,535

16	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Philippines — 3.3%
Philippine Treasury Bill, 0.00%, 5/2/13	PHP	114,080	$2,771,599
Philippine Treasury Bill, 0.00%, 5/8/13	PHP	45,980	1,117,047
Philippine Treasury Bill, 0.00%, 5/15/13	PHP	139,890	3,398,313
Philippine Treasury Bill, 0.00%, 6/5/13	PHP	230,750	5,604,649
Philippine Treasury Bill, 0.00%, 7/10/13	PHP	21,870	531,129
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	641,470	15,577,175
Philippine Treasury Bill, 0.00%, 8/22/13	PHP	48,120	1,168,378
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	58,800	1,427,169

Total Philippines			$31,595,459

Romania — 0.4%
Romania Treasury Bill, 0.00%, 7/24/13	RON	5,240	$1,577,672
Romania Treasury Bill, 0.00%, 1/15/14	RON	7,200	2,119,499

Total Romania			$3,697,171

Serbia — 1.1%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	305,350	$3,377,669
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	650,200	7,120,178

Total Serbia			$10,497,847

Singapore — 3.0%
Monetary Authority of Singapore Bill, 0.00%, 5/27/13	SGD	5,336	$4,331,621
Monetary Authority of Singapore Bill, 0.00%, 7/5/13	SGD	12,005	9,743,171
Singapore Treasury Bill, 0.00%, 5/9/13	SGD	18,217	14,789,552

Total Singapore			$28,864,344

South Korea — 2.2%
Korea Monetary Stabilization Bond, 0.00%, 5/7/13	KRW	1,335,890	$1,212,591
Korea Monetary Stabilization Bond, 0.00%, 5/28/13	KRW	1,229,900	1,114,761
Korea Monetary Stabilization Bond, 0.00%, 6/4/13	KRW	14,096,800	12,771,038
Korea Monetary Stabilization Bond, 0.00%, 7/23/13	KRW	2,254,860	2,035,971
Korea Monetary Stabilization Bond, 0.00%, 8/6/13	KRW	2,880,000	2,597,803
Korea Monetary Stabilization Bond, 0.00%, 10/15/13	KRW	1,105,370	992,099

Total South Korea			$20,724,263

Sri Lanka — 1.9%
Sri Lanka Treasury Bill, 0.00%, 6/7/13	LKR	465,550	$3,641,501
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	50,880	385,203
Sri Lanka Treasury Bill, 0.00%, 12/6/13	LKR	275,310	2,044,559
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	798,950	5,778,435
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	874,790	6,312,869

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	9,550	$68,463
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	38,860	276,208

Total Sri Lanka			$18,507,238

Thailand — 3.9%
Bank of Thailand, 0.00%, 5/30/13	THB	94,470	$3,212,395
Bank of Thailand, 0.00%, 8/15/13	THB	544,053	18,397,292
Bank of Thailand, 0.00%, 9/12/13	THB	286,400	9,663,088
Bank of Thailand, 0.00%, 1/9/14	THB	171,000	5,719,288

Total Thailand			$36,992,063

Uruguay — 0.6%
Monetary Regulation Bill, 0.00%, 1/31/14(2)	UYU	22,316	$1,160,739
Uruguay Treasury Bill, 0.00%, 5/7/13	UYU	80,900	4,256,971

Total Uruguay			$5,417,710

Total Foreign Government Securities (identified cost $294,394,149)			$296,307,615

U.S. Treasury Obligations — 7.3%
Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 6/20/13(8)		$70,200	$70,197,824

Total U.S. Treasury Obligations (identified cost $70,195,678)			$70,197,824

Other — 17.1%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(9)		$162,707	$162,707,437

Total Other (identified cost $162,707,437)			$162,707,437

Total Short-Term Investments (identified cost $527,297,264)			$529,212,876

Total Investments — 100.4% (identified cost $953,985,353)			$956,679,453

Other Assets, Less Liabilities — (0.4)%			$(4,039,979)

Net Assets — 100.0%			$952,639,474

17	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	–	Australian Dollar
AZN	–	Azerbaijani Manat
BAM	–	Bosnia-Herzegovina Convertible Mark
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CLP	–	Chilean Peso
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DKK	–	Danish Krone
GEL	–	Georgian Lari
GHS	–	Ghanaian Cedi
HRK	–	Croatian Kuna
ILS	–	Israeli Shekel
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MUR	–	Mauritian Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
PEN	–	Peruvian New Sol
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
UYU	–	Uruguayan Peso
VND	–	Vietnamese Dong

(1)	Amount is less than 0.05%.

(2)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $31,306,363 or 3.3% of the Portfolio’s net assets.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2013, the aggregate value of these securities is $1,387,889 or 0.1% of the Portfolio’s net assets.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2013.

(7)	Non-income producing.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

18	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2013

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Investments —
Securities of unaffiliated issuers, at value (identified cost, $738,648,154)	$745,354,434
Affiliated investment, at value (identified cost, $162,707,437)	162,707,437
Precious metals, at value (identified cost, $52,629,762)	48,617,582
Total Investments, at value (identified cost, $953,985,353)	$956,679,453
Cash	$162,771
Restricted cash*	590,000
Foreign currency, at value (identified cost, $8,134,232)	8,173,145
Interest receivable	8,206,003
Interest receivable from affiliated investment	16,905
Receivable for variation margin on open financial futures contracts	3,110
Receivable for open forward foreign currency exchange contracts	2,150,355
Receivable for closed forward foreign currency exchange contracts	6,190
Receivable for open swap contracts	125,382
Tax reclaims receivable	2,668
Total assets	$976,115,982

Liabilities
Cash collateral due to brokers	$590,000
Payable for investments purchased	19,835,160
Payable for open forward foreign currency exchange contracts	2,438,831
Payable for closed forward foreign currency exchange contracts	9,962
Payable to affiliates:
Investment adviser fee	453,433
Trustees’ fees	892
Accrued expenses	148,230
Total liabilities	$23,476,508
Net Assets applicable to investors’ interest in Portfolio	$952,639,474

Sources of Net Assets
Investors’ capital	$950,309,909
Net unrealized appreciation	2,329,565
Total	$952,639,474

*	Represents restricted cash pledged for the benefit of the Portfolio for open derivative contracts.

19	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2013

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest (net of foreign taxes, $466,552)	$10,388,288
Interest allocated from affiliated investment	66,742
Expenses allocated from affiliated investment	(6,399)
Total investment income	$10,448,631

Expenses
Investment adviser fee	$1,667,830
Trustees’ fees and expenses	7,020
Custodian fee	446,575
Legal and accounting services	58,021
Miscellaneous	10,631
Total expenses	$2,190,077
Deduct —
Reduction of custodian fee	$486
Total expense reductions	$486

Net expenses	$2,189,591

Net investment income	$8,259,040

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,452,130
Investment transactions allocated from affiliated investment	1,723
Financial futures contracts	11,218
Foreign currency and forward foreign currency exchange contract transactions	1,319,447
Net realized gain	$2,784,518
Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $4,489,765 from precious metals)	$(826,244)
Financial futures contracts	(84,548)
Swap contracts	125,382
Foreign currency and forward foreign currency exchange contracts	(642,915)
Net change in unrealized appreciation (depreciation)	$(1,428,325)

Net realized and unrealized gain	$1,356,193

Net increase in net assets from operations	$9,615,233

20	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2013

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$8,259,040	$8,711,282
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	2,784,518	(598,919)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(1,428,325)	1,698,390
Net increase in net assets from operations	$9,615,233	$9,810,753
Capital transactions —
Contributions	$650,936,547	$95,846,225
Withdrawals	(246,266)	(19,978,899)
Net increase in net assets from capital transactions	$650,690,281	$75,867,326

Net increase in net assets	$660,305,514	$85,678,079

Net Assets
At beginning of period	$292,333,960	$206,655,881
At end of period	$952,639,474	$292,333,960

21	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2013

Consolidated Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.82	%(1)	0.88%	0.92%	0.96%	0.90%	1.01%
Net investment income	3.07	%(1)	3.57%	2.81%	2.51%	3.34%	4.01%
Portfolio Turnover	27	%(3)	37%	31%	45%	28%	14%

Total Return	2.26	%(3)	3.93%	4.05%	1.85%	20.91%	(0.64)%

Net assets, end of period (000’s omitted)	$952,639		$292,334	$206,656	$168,705	$69,581	$33,755

(1)	Annualized.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Not annualized.

22	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Diversified Currency Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Strategic Income Fund held an interest of 71.2%, 4.5% and 24.0%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2013 were $48,745,065 or 5.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

23

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in

24

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the

25

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.625% of its respective average daily net assets up to $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $1,667,830 or 0.619% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$384,558,953	$60,207,916
U.S. Government and Agency Securities	—	1,214,382

	$384,558,953	$61,422,298

26

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$955,539,625

Gross unrealized appreciation	$9,244,310
Gross unrealized depreciation	(8,104,482)

Net unrealized appreciation	$1,139,828

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

5/2/13	Philippine Peso 114,080,000	United States Dollar 2,774,184	Standard Chartered Bank	$2,561
5/21/13	Euro 3,131,000	United States Dollar 4,204,338	Deutsche Bank	80,493
6/21/13	Euro 64,195,036	United States Dollar 61,751,254	State Street Bank and Trust Co.	(1,746,292)
7/2/13	Brazilian Real 5,732,100	United States Dollar 2,815,182	BNP Paribas	(28,297)
7/2/13	Brazilian Real 7,157,900	United States Dollar 3,513,545	State Street Bank and Trust Co.	(37,221)
3/21/14	Croatian Kuna 28,911,000	Euro 3,750,730	Citibank NA	(36,544)
4/30/14	Peruvian New Sol 23,874,000	United States Dollar 8,954,989	Bank of Nova Scotia	30,001

				$(1,735,299)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

5/2/13	Euro 10,226,018	United States Dollar 13,320,411	State Street Bank and Trust Co.	$146,748
5/2/13	Kenyan Shilling 92,863,000	United States Dollar 1,107,225	Standard Bank	925

27

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

5/2/13	Kenyan Shilling 92,863,000	United States Dollar 1,108,415	Standard Chartered Bank	$(264)
5/2/13	Kenyan Shilling 348,370,000	United States Dollar 4,158,152	Standard Chartered Bank	(992)
5/2/13	Romanian Leu 44,388,075	Euro 10,226,018	Bank of America	35,944
5/6/13	Indonesian Rupiah 74,030,000,000	United States Dollar 7,596,716	Bank of America	14,889
5/6/13	Indonesian Rupiah 30,929,530,000	United States Dollar 3,177,147	Toronto-Dominion Bank	2,960
5/7/13	Ghanaian Cedi 4,664,750	United States Dollar 2,350,000	Barclays Bank PLC	8,359
5/7/13	Israeli Shekel 6,700,000	United States Dollar 1,806,709	Bank of America	61,855
5/7/13	Israeli Shekel 9,595,000	United States Dollar 2,592,192	Standard Bank	83,759
5/7/13	Israeli Shekel 10,660,000	United States Dollar 2,890,456	Standard Bank	82,514
5/13/13	Swedish Krona 85,117,923	Euro 9,854,121	Credit Suisse International	152,231
5/13/13	Swedish Krona 29,190,000	Euro 3,388,900	Credit Suisse International	39,605
5/13/13	Swedish Krona 26,544,000	Euro 3,192,764	Credit Suisse International	(110,254)
5/13/13	Swedish Krona 28,900,000	Euro 3,440,681	Deutsche Bank	(73,328)
5/15/13	Indian Rupee 939,299,000	United States Dollar 17,125,180	Standard Chartered Bank	309,604
5/15/13	Polish Zloty 101,747,408	Euro 24,648,411	HSBC Bank USA	(284,606)
5/20/13	South Korean Won 5,496,263,000	United States Dollar 5,024,006	Deutsche Bank	(34,296)
5/23/13	Serbian Dinar 343,391,223	Euro 3,043,439	Deutsche Bank	61,461
5/24/13	South Korean Won 6,218,622,000	United States Dollar 5,706,467	Credit Suisse International	(61,236)
5/29/13	Peruvian New Sol 3,300,000	United States Dollar 1,253,561	Deutsche Bank	(7,313)
6/5/13	Philippine Peso 114,080,000	United States Dollar 2,772,836	Bank of America	(109)
6/10/13	Indian Rupee 329,625,000	United States Dollar 5,967,143	Bank of America	144,436
6/10/13	Indonesian Rupiah 38,304,000,000	United States Dollar 3,903,791	HSBC Bank USA	22,491
6/10/13	Indonesian Rupiah 38,990,000,000	United States Dollar 3,980,602	HSBC Bank USA	15,997
6/10/13	South Korean Won 9,850,416,000	United States Dollar 8,756,704	Toronto-Dominion Bank	182,035

28

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

6/13/13	Serbian Dinar 525,808,497	Euro 4,685,098	Citibank NA	$28,245
6/14/13	Canadian Dollar 1,430,000	United States Dollar 1,386,901	Barclays Bank PLC	31,097
7/10/13	Philippine Peso 22,423,000	United States Dollar 543,772	Bank of America	1,502
7/11/13	Danish Krone 8,600,000	Euro 1,154,006	State Street Bank and Trust Co.	(167)
7/18/13	Yuan Offshore Renminbi 31,546,000	United States Dollar 5,105,770	Bank of America	(1,752)
7/18/13	Yuan Offshore Renminbi 39,035,000	United States Dollar 6,283,704	JPMorgan Chase Bank	32,004
7/18/13	Yuan Offshore Renminbi 39,035,000	United States Dollar 6,283,704	Standard Chartered Bank	32,004
7/22/13	Yuan Offshore Renminbi 78,977,000	United States Dollar 12,736,172	BNP Paribas	39,994
7/22/13	Yuan Offshore Renminbi 82,925,000	United States Dollar 13,370,902	Deutsche Bank	43,934
7/31/13	Indian Rupee 973,236,000	United States Dollar 17,674,794	Deutsche Bank	223,450
7/31/13	Norwegian Krone 207,244,281	Euro 27,067,580	HSBC Bank USA	151,763
10/25/13	Mauritian Rupee 84,078,000	Euro 2,033,817	Standard Bank	3,745
10/25/13	Mauritian Rupee 100,733,807	United States Dollar 3,233,830	HSBC Bank USA	(16,160)
3/14/14	Kenyan Shilling 308,211,000	United States Dollar 3,326,975	Standard Bank	78,206
4/11/14	Kenyan Shilling 78,701,000	United States Dollar 854,053	Standard Chartered Bank	5,543

				$1,446,823

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

6/13	34 U.S. 5-Year Treasury Note	Short	$(4,213,078)	$(4,237,781)	$(24,703)
6/13	14 U.S. 10-Year Treasury Note	Short	(1,841,241)	(1,867,031)	(25,790)
6/13	7 U.S. 30-Year Treasury Bond	Short	(1,009,336)	(1,038,625)	(29,289)

					$(79,782)

29

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation

Citibank NA	Total return on GTQ 36,000,000 Banco de Guatemala, 0%, due 12/2/13	3-month USD-LIBOR-BBA + 50 bp on $4,457,037 (Notional Amount) plus Notional Amount at termination date	12/4/13	$52,202
Citibank NA	Total return on GTQ 43,000,000 Banco de Guatemala, 0%, due 3/2/14	3-month USD-LIBOR-BBA + 50 bp on $5,285,022 (Notional Amount) plus Notional Amount at termination date	3/4/14	53,024

Citibank NA	Total return on GTQ 29,000,000 Banco de Guatemala, 0%, due 3/2/14	3-month USD-LIBOR-BBA + 50 bp on $3,582,453 (Notional Amount) plus Notional Amount at termination date	3/5/14	20,156

				$125,382

GTQ	–	Guatemalan Quetzal

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $2,448,793. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $3,809,052 at April 30, 2013.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $2,281,927 with the highest amount from any one counterparty being $409,338. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all of its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $698,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. The portion of such collateral representing cash is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to brokers would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2013.

30

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2013 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate

Receivable for open forward foreign currency exchange contracts	$2,150,355	$—
Receivable for open swap contracts	125,382	—

Total Asset Derivatives	$2,275,737	$—

Net unrealized appreciation*	$—	$(79,782)
Payable for open forward foreign currency exchange contracts	(2,438,831)	—

Total Liability Derivatives	$(2,438,831)	$(79,782)

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2013 was as follows:

Consolidated Statement of Operations Caption	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$11,218
Foreign currency and forward foreign currency exchange contract transactions	1,285,642	—

Total	$1,285,642	$11,218

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$(84,548)
Swap contracts	125,382	—
Foreign currency and forward foreign currency exchange contracts	(522,821)	—

Total	$(397,439)	$(84,548)

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $5,500,000, $244,335,000 and $31,857,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

31

International Income Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$367,491,292	$—	$367,491,292
Collateralized Mortgage Obligations	—	1,310,010	—	1,310,010
Mortgage Pass-Throughs	—	10,047,693	—	10,047,693
Precious Metals	48,617,582	—	—	48,617,582
Short-Term Investments —
Foreign Government Securities	—	296,307,615	—	296,307,615
U.S. Treasury Obligations	—	70,197,824	—	70,197,824
Other	—	162,707,437	—	162,707,437

Total Investments	$48,617,582	$908,061,871	$—	$956,679,453

Forward Foreign Currency Exchange Contracts	$—	$2,150,355	$—	$2,150,355
Swap Contracts	—	125,382	—	125,382

Total	$48,617,582	$910,337,608	$—	$958,955,190

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(2,438,831)	$—	$(2,438,831)
Futures Contracts	(79,782)	—	—	(79,782)

Total	$(79,782)	$(2,438,831)	$—	$(2,518,613)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

32

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

33

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Diversified Currency Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of International Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board specifically noted each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s duration or other general market exposures, either by investing in specific securities or through the use of certain derivatives.

34

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

35

Eaton Vance

Diversified Currency Income Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Diversified Currency Income Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of International Income Portfolio

John R. Baur

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Diversified Currency Income Fund and International Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Diversified Currency Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3042-6/13	INTLISRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date:	June 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 14, 2013

By:	/s/ John R. Baur
John R. Baur
President

Date:	June 14, 2013